PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Possible losses with legal proceedings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 55,634,320	R$ 54,055,659
Civil
Contingent liabilities
Estimate loss or value involved in the legal proceeding	16,481,664	15,831,744
Tax
Contingent liabilities
Estimate loss or value involved in the legal proceeding	16,572,932	16,732,259
Labor
Contingent liabilities
Estimate loss or value involved in the legal proceeding	3,034,611	2,151,677
Environmental
Contingent liabilities
Estimate loss or value involved in the legal proceeding	1,391,436	2,498,018
Regulatory
Contingent liabilities
Estimate loss or value involved in the legal proceeding	5,922,856	5,651,068
Land
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 12,230,821	R$ 11,190,893